Leases (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Leases [Line Items]
Gross value of land use right	$ 2,528	¥ 16,494
Acquired from taizhou resource term	50 years	50 years
Net carrying values land use rights			$ 2,034	¥ 14,845			$ 2,137	¥ 15,175
Land use Right					$ 2,034	¥ 14,845
Operating leases remaining lease terms			45 years	45 years
Minimum [Member]
Leases [Line Items]
Operating leases remaining lease terms			11 months 1 day	11 months 1 day
Maximum [Member]
Leases [Line Items]
Operating leases remaining lease terms			1 year 5 months 1 day	1 year 5 months 1 day